EQUITY - Schedule Of Options to Purchase Class A Shares (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) year shares	Dec. 31, 2019 CAD ($) year shares	Dec. 31, 2018 USD ($) year shares	Dec. 31, 2018 CAD ($) year shares	Dec. 31, 2019 CAD ($) shares	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 CAD ($) shares
Deferred Stock Unit | Cash-Settled Share-Based Payment Arrangement
Disclosure of classes of share capital [line items]
Number of share options outstanding in share-based payment arrangement	14,135,000		14,637,000		14,135,000	14,637,000	14,944,000	14,944,000
Number Of Share Options Granted And Reinvested In Share-Based Payment Arrangement	532,000	532,000	466,000	466,000
Number Of Share Options Exercised And Cancelled In Share-Based Payment Arrangement	(1,034,000)	(1,034,000)	(773,000)	(773,000)
Equity Settled Escrowed Stock Plan [Member] | Equity-Settled Share-Based Payment Arrangement
Disclosure of classes of share capital [line items]
Weighted average exercise price of share options granted (in dollars per share) | $	$ 51.11		$ 40.39
Exercise Price (in dollars per share | $	$ 38.73		$ 33.27				$ 29.01
Number of share options outstanding in share-based payment arrangement	36,527,000		27,103,000		36,527,000	27,103,000	27,772,000	27,772,000
Weighted average fair value at measurement date, share options granted | $	$ 6.81		$ 5.38
Option life, share options granted | year	8.5	8.5	7,500,000.0	7,500,000.0
Expected volatility, share options granted	1730.00%	1730.00%	1630000000.00%	1630000000.00%
Liquidity Discount	2500.00%	2500.00%	2500000000.00%	2500000000.00%
Expected dividend as percentage, share options granted	180.00%	180.00%	190000000.00%	190000000.00%
Risk free interest rate, share options granted	210.00%	210.00%	280000000.00%	280000000.00%
Number of share options granted in share-based payment arrangement	10,650,000	10,650,000	5,815,000	5,815,000
Number of share options exercised in share-based payment arrangement	(1,075,000)	(1,075,000)	(6,484,000)	(6,484,000)
Weighted average exercise price of share options exercised in share-based payment arrangement | $	$ 23.66		$ 21.40
Management Share Option Plan | Equity-Settled Share-Based Payment Arrangement
Disclosure of classes of share capital [line items]
Weighted average exercise price of share options granted (in dollars per share) | $	45.63		40.42
Weighted average fair value at measurement date, share options granted | $	$ 5.89		$ 5.38
Option life, share options granted | year	7.5	7.5	7.5	7.5
Expected volatility, share options granted	1690.00%	1690.00%	1630.00%	1630.00%
Liquidity Discount	2500.00%	2500.00%	2500.00%	2500.00%
Expected dividend as percentage, share options granted	200.00%	200.00%	190.00%	190.00%
Risk free interest rate, share options granted	250.00%	250.00%	280.00%	280.00%
Management Share Option Plan | Class A shares | Equity-Settled Share-Based Payment Arrangement
Disclosure of classes of share capital [line items]
Vested (in shares)	20,084,000		22,685,000		20,084,000	22,685,000
Unvested (in shares)	13,718,000		14,847,000		13,718,000	14,847,000
Number of share options outstanding in share-based payment arrangement	33,802,000		37,532,000		33,802,000	37,532,000
Management Share Option Plan | Class A shares | C$11.77 | Equity-Settled Share-Based Payment Arrangement
Disclosure of classes of share capital [line items]
Vested (in shares)			790,000			790,000
Unvested (in shares)			0			0
Number of share options outstanding in share-based payment arrangement			790,000			790,000
Management Share Option Plan | Class A shares | Range two | Equity-Settled Share-Based Payment Arrangement
Disclosure of classes of share capital [line items]
Vested (in shares)	3,746,000				3,746,000
Unvested (in shares)	0				0
Number of share options outstanding in share-based payment arrangement	3,746,000				3,746,000
Management Share Option Plan | Class A shares | Range three | Equity-Settled Share-Based Payment Arrangement
Disclosure of classes of share capital [line items]
Vested (in shares)	8,348,000		4,255,000		8,348,000	4,255,000
Unvested (in shares)	1,542,000		0		1,542,000	0
Number of share options outstanding in share-based payment arrangement	9,890,000		4,255,000		9,890,000	4,255,000
Management Share Option Plan | Class A shares | Exercise Price Range Four [Member] | Equity-Settled Share-Based Payment Arrangement
Disclosure of classes of share capital [line items]
Vested (in shares)	7,581,000		5,160,000		7,581,000	5,160,000
Unvested (in shares)	7,514,000		0		7,514,000	0
Number of share options outstanding in share-based payment arrangement	15,095,000		5,160,000		15,095,000	5,160,000
Management Share Option Plan | Class A shares | Exercise Price Range Five [Member] | Equity-Settled Share-Based Payment Arrangement
Disclosure of classes of share capital [line items]
Vested (in shares)	409,000		8,410,000		409,000	8,410,000
Unvested (in shares)	4,662,000		3,293,000		4,662,000	3,293,000
Number of share options outstanding in share-based payment arrangement	5,071,000		11,703,000		5,071,000	11,703,000
Management Share Option Plan | Class A shares | Exercise Price Range Six [Member] | Equity-Settled Share-Based Payment Arrangement
Disclosure of classes of share capital [line items]
Vested (in shares)			2,873,000			2,873,000
Unvested (in shares)			2,115,000			2,115,000
Number of share options outstanding in share-based payment arrangement			4,988,000			4,988,000
Management Share Option Plan | Class A shares | Exercise Price Range Seven [Member] | Equity-Settled Share-Based Payment Arrangement
Disclosure of classes of share capital [line items]
Vested (in shares)			1,197,000			1,197,000
Unvested (in shares)			9,439,000			9,439,000
Number of share options outstanding in share-based payment arrangement			10,636,000			10,636,000
Restricted Share Unit [Member] | Cash-Settled Share-Based Payment Arrangement
Disclosure of classes of share capital [line items]
Exercise Price (in dollars per share | $					$ 9.21	$ 9.21		$ 9.09
Number of share options outstanding in share-based payment arrangement	10,540,000		10,540,000		10,540,000	10,540,000	10,920,000	10,920,000
Weighted average fair value at measurement date, share options granted | $					$ 65.82	$ 43.11
Number Of Share Options Granted And Reinvested In Share-Based Payment Arrangement	0	0	0	0
Weighted Average Exercise Price Of Share Options Granted And Reinvested In Share-Based Payment Arrangement | $		$ 0.00		$ 0.00
Number Of Share Options Exercised And Cancelled In Share-Based Payment Arrangement	0	0	(380,000)	(380,000)
Weighted Average Exercise Price Of Share Options Exercised And Cancelled In Share-Based Payment Arrangement | $		$ 0.00		$ 5.89